Financial Information as per operating segments (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue		$ 2,711,434,948	$ 2,484,712,280	$ 1,857,593,678
CHILE
Statement [Line Items]
Revenue	[1]	1,896,472,434	1,781,697,146	1,436,790,253
Argentina, Pesos
Statement [Line Items]
Revenue	[2]	700,321,546	612,603,034	338,214,943
URUGUAY
Statement [Line Items]
Revenue		28,961,604	21,643,168	19,483,698
PARAGUAY
Statement [Line Items]
Revenue		65,639,419	48,286,593	39,244,642
BOLIVIA
Statement [Line Items]
Revenue		20,039,945	20,482,339	23,860,142
Foreign countries [member]
Statement [Line Items]
Revenue		$ 814,962,514	$ 703,015,134	$ 420,803,425

[1]	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
[2]	Includes net sales made by the subsidiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.